SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Jun. 26, 2013
Supplemental Cash Flow Information [Abstract]
Cash Paid For Interest And Income Taxes
Cash paid for interest and income taxes is as follows (in thousands):

	2013	2012	2011
Income taxes, net of refunds	$60,291	$47,514	$38,340
Interest, net of amounts capitalized (a)	41,504	24,455	25,810
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(a) Interest includes $15.3 million of interest paid upon retirement of our 5.75% notes in June 2013.

Non-Cash Investing Activities	Non-cash investing activities are as follows (in thousands):

	2013	2012	2011
Retirement of fully depreciated assets	$55,427	$77,249	$60,175